Subsequent Events (Details Narrative) (10K) - USD ($)														6 Months Ended	12 Months Ended
	Jul. 06, 2016	Jul. 05, 2016	Jun. 03, 2016	May 17, 2016	May 04, 2016	Apr. 28, 2016	Apr. 18, 2016	Apr. 12, 2016	Apr. 08, 2016	Apr. 02, 2016	Mar. 16, 2016	Mar. 09, 2016	Jan. 28, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 01, 2016	Jun. 22, 2016
Borrowed value														$ 4,062,000	$ 2,128,000	$ 1,527,000
Proceeds from issuance of convertible note payable														$ 1,900,000	$ 5,900,000
Issued shares to consulting agreements, value																$ 350,000
Exercise price per share															$ 0.87
Securities Purchase Agreement [Member]
Debt maturity date			Jun. 02, 2017	May 17, 2017	May 04, 2017	Apr. 27, 2017	Apr. 18, 2017	Apr. 07, 2017
Debt interest rate			12.00%	10.00%	10.00%	12.00%	10.00%	5.00%		12.00%		12.00%						10.00%
Debt discount percentage			35.00%	35.00%	37.50%	37.50%	38.00%	37.50%		37.50%		37.50%						37.50%
Debt conversion price per share								$ 0.25
Debt conversion price percentage								47.00%
Note IV SPA [Member] | Dominion Convertible Debt Financings [Member]
Debt face value													$ 2,187,500
Subsequent Event [Member]
Conversion of notes, shares															55,100,000
Convertible notes with a principal amount															$ 560,000
Issuance of Series F Preferred shares, net of costs, shares															3,400,000
Issued shares to consulting agreements, value															$ 51,403
Subsequent Event [Member] | Executive Management [Member]
Issued shares to consulting agreements, value															$ 79,737
Number of shares issued to stock option agreements															40,000,000
Exercise price per share															$ 0.02
Subsequent Event [Member] | Employee and Consultant [Member]
Issued shares to consulting agreements, value															$ 22,855
Number of shares issued to stock option agreements															1,300,000
Exercise price per share															$ 0.018
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of convertible note payable									$ 50,000
Debt maturity date									Apr. 07, 2018
Debt face value									$ 58,000
Debt interest rate									5.00%
Debt discount percentage									47.00%
Debt conversion price per share									$ 0.005
Debt conversion price percentage									37.00%
Subsequent Event [Member] | Notes [Member]
Borrowed value																	$ 52,500
Debt interest rate																	10.00%
Debt discount percentage																	37.50%
Subsequent Event [Member] | Notes I [Member]
Proceeds from issuance of convertible note payable	$ 60,000
Debt original amount	3,150
Subsequent Event [Member] | Notes II [Member]
Debt instrument periodic payment	63,000
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes [Member]
Borrowed value	132,300	$ 416,000
Debt interest rate		12.00%
Debt discount percentage		37.50%
Debt conversion price per share		$ 1.10
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes I [Member]
Borrowed value	$ 66,150	$ 208,000
Proceeds from issuance of convertible note payable		$ 190,000
Debt maturity date		Jul. 30, 2017
Unamortized debt discount		$ 8,000
Debt fees net		$ 10,000
Debt interest rate	10.00%	12.00%
Debt discount percentage	35.00%	37.50%
Debt conversion price per share		$ 0.028
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes II [Member]
Borrowed value	$ 66,150
Subsequent Event [Member] | Note IV SPA [Member] | Notes Issued Subsequant to Period [Member] | Dominion Convertible Debt Financings [Member]
Debt face value													$ 2,187,500
Debt interest rate													4.00%
Debt original amount													$ 2,100,000
Debt instrument periodic payment													350,000
Reimbursement expenses for purchaser													$ 30,000
Subsequent Event [Member] | Convertible Note Financings On March 9, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes [Member]
Borrowed value												$ 270,400
Debt interest rate												12.00%
Debt discount percentage												37.50%
Debt conversion price per share												$ 0.028
Subsequent Event [Member] | Convertible Note Financings On March 9, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes I [Member]
Borrowed value												$ 135,200
Proceeds from issuance of convertible note payable												$ 125,000
Debt maturity date												Mar. 09, 2017
Unamortized debt discount												$ 5,200
Debt fees net												$ 5,000
Debt interest rate												12.00%
Debt discount percentage												37.50%
Debt conversion price per share												$ 0.028
Subsequent Event [Member] | Convertible Note Financings On March 9, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes II [Member]
Borrowed value												$ 135,200
Debt face value												$ 130,000
Debt interest rate												12.00%
Debt discount percentage												37.50%
Debt conversion price per share												$ 0.028
Subsequent Event [Member] | Convertible Note Financings On April 1, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes [Member]
Borrowed value										$ 270,400
Debt interest rate										12.00%
Debt discount percentage										37.50%
Debt conversion price per share										$ 0.028
Subsequent Event [Member] | Convertible Note Financings On April 1, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes I [Member]
Borrowed value										$ 135,200
Proceeds from issuance of convertible note payable										$ 125,000
Debt maturity date										Apr. 01, 2017
Unamortized debt discount										$ 5,200
Debt interest rate										12.00%
Debt discount percentage										37.50%
Debt conversion price per share										$ 0.028
Subsequent Event [Member] | Convertible Note Financings On April 1, 2016 [Member] | Notes Issued Subsequant to Period [Member] | Notes II [Member]
Borrowed value										$ 135,200
Debt fees net										5,000
Debt face value										$ 130,000
Debt interest rate										12.00%
Debt discount percentage										37.50%
Debt conversion price per share										$ 0.028
Subsequent Event [Member] | Convertible Note Financings On March 16, 2016 [Member] | Notes Issued Subsequant to Period [Member]
Borrowed value											$ 53,000
Proceeds from issuance of convertible note payable											$ 50,000
Debt maturity date											Dec. 18, 2016
Debt fees net											$ 3,000
Debt interest rate											8.00%
Debt conversion price percentage											35.00%